Non-current assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Non-current assets [Abstract]
Vessels scrap value per lightweight ton	$ 300	$ 300
Interest capitalized, Vessels under Construction	2,372,199	1,081,182
Initial payments for acquisition of second hand vessel not yet delivered	4,234,701	0
Impairment on non-current assets	$ 0